Oil And Gas Properties (Q2)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Oil And Gas Properties [Abstract]
Oil And Gas Properties
(5)  Oil and Gas Properties

The following table sets forth information concerning the Company’s oil and gas properties (in thousands):

	June 30, 2020	December 31, 2019
Oil and gas properties	$6,687	$6,751
Unevaluated properties	—	—
Accumulated depreciation, depletion, and amortization	(2,642)	(2,366)
Oil and gas properties, net	$4,045	$4,385

The Company recorded depletion expense of $279,000 and $339,000 for the six months ended June 30, 2020 and 2019, respectively.  During the six months ended June 30, 2020 and 2019, the Company also recorded in “Accumulated depreciation, depletion, and amortization” a $3,000 loss on asset retirement obligations and a $4,000 gain on asset retirement obligations, respectively.

4. Oil and Gas Properties

The following table sets forth information concerning the Company’s oil and gas properties: (in thousands):

	December 31,
	2019	2018
Oil and gas properties	$6,751	$6,503
Unevaluated properties	—	23
Accumulated depreciation, depletion and amortization	(2,366)	(1,722)
Oil and gas properties, net	$4,385	$4,804

During the years ended December 31, 2019 and 2018, the Company recorded depletion expense of $637,000 and $722,000, respectively.